Stock Incentive Plans (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 01, 2016	Nov. 15, 2016	Jul. 22, 2016	Jan. 02, 2016	Mar. 31, 2017	Dec. 31, 2016
Options to purchase, shares				152,000	80,000	80,000
Options to purchase exercise price, per share				$ 0.26		$ 0.26
Stock option unrecognized compensation expense						$ 0
Stock option unrecognized compensation expense, shares						321,250
Stock option outstanding, intrinsic value					$ 99,300	$ 7,000
Stock option exercisable, intrinsic value						$ 140,000
Stock option outstanding exercise price					$ 0.28	$ 0.15
Compensation expenses						$ 325,787
Stock option granted					646,000	232,000
Chief Executive Officer [Member]
Wages compensation	$ 45,000		$ 70,000
Board of Directors [Member]
Options to purchase, shares						35,000
Options to purchase exercise price, per share						$ 0.10
Stock option weighted average period term						5 years
Compensation expenses		$ 140,000